Employee Benefit Plans - Defined Benefit Obligation - Other Disclosures (Detail) - Present Value of Defined Benefit Obligation [Member] - Percentage of Participants in Defined Benefits Plans [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [Line Items]
Percentage attributable to active employees	19.00%	21.00%
Percentage attributable to deferred (former employees)	35.00%	35.00%
Percentage attributable to retirees	46.00%	44.00%
Total participation	100.00%	100.00%
Employee participation percentage	5.00%	100.00%
U.S. [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Employee participation percentage	71.00%	70.00%
U.K. [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Employee participation percentage	24.00%	25.00%
Rest of World [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Employee participation percentage	100.00%	5.00%